Annual Operating Expenses - FidelityGlobalCommodityStockFund-RetailPRO - FidelityGlobalCommodityStockFund-RetailPRO - Fidelity Global Commodity Stock Fund - Fidelity Global Commodity Stock Fund	Dec. 30, 2023
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%	[1]
Total annual operating expenses	0.94%

[1]	AAdjusted to reflect current fees.